Goodwill - Schedule of Goodwill (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Goodwill [Abstract]
Goodwill	¥ 115,414		¥ 115,414
Less: impairment	(115,414)		(69,853)
Goodwill, net			¥ 45,561